Acquisitions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 27, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Accrued purchase consideration for acquisition		$ 0	$ 975
Pixel Labs, Inc
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 7,600
Payments to acquire business	5,200
Business combination, consideration transferred, equity issued	$ 1,500
Business acquisition, number of shares issued (in shares)	165,152
Accrued purchase consideration for acquisition	$ 900
Issuance of common stock in connection with acquisition (in shares)		9,552	426,316
Business acquisition, number of shares legally issuable (in shares)	501,631
Business combination, acquisition costs	$ 600
Pixel Labs, Inc | Time-Based Cash Holdback
Business Acquisition [Line Items]
Accrued purchase consideration for acquisition	700
Pixel Labs, Inc | Time-Based Share Holdback
Business Acquisition [Line Items]
Accrued purchase consideration for acquisition	$ 200
Pixel Labs, Inc | Founder Of Pixel Labs
Business Acquisition [Line Items]
Issuance of common stock in connection with acquisition (in shares)			304,992
Pixel Labs, Inc | Developed technology
Business Acquisition [Line Items]
Finite-lived tangible assets, useful life	5 years
Pixel Labs, Inc | Customer relationships
Business Acquisition [Line Items]
Finite-lived tangible assets, useful life	2 years
Pixel Labs, Inc | Trade name
Business Acquisition [Line Items]
Finite-lived tangible assets, useful life	2 years